Acquisitions - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended			1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009 SeaWorld LLC and SeaWorld Parks & Entertainment LLC [Member]	Dec. 31, 2009 SeaWorld Orlando [Member]	Dec. 31, 2009 Discovery Cove [Member]	Nov. 30, 2012 Knott's Soak City [Member]
Business Acquisition [Line Items]
Cost of acquired entity				$ 2,300,000			$ 15,000
Acquisition, through a capital contribution from the Partnership				1,010,000
Debt issued	3,000			1,460,000			3,000
Discount on issue of long term debt				34,000
Maximum potential cash payment				400,000
Aggregate fair value using valuation techniques				38,000
Discount rate				16.00%
Goodwill					269,332	66,278
Goodwill impairments	0	0	0
Additions to goodwill	0	0	0
Payments in acquisition	$ 12,000						$ 12,000